Dear Shareholder:

As you know, the Oppenheimer Quest Global Value Fund, Inc. became part of the OppenheimerFunds family of mutual funds in late 1995, and I am extremely pleased to welcome you to OppenheimerFunds.

Let me also remind you that even though your Fund's name has changed as a result of the acquisition, it continues to be managed by the same portfolio managers in the same investment style.

As you may know, your Fund has the ability to invest in both U.S. and foreign securities. Having the flexibility to change the portfolio's weighting is a major advantage because most stock markets around the world generally move independently of one another. With 1995 being a year of significant differences in the performance of world stock markets, investing in a global fund proved to be an especially powerful diversification tool to lower risk.

During 1995, the Fund's managers continued to allocate a relatively large percentage of the Fund's portfolio to the U.S. stock market, as well as add selectively in countries with improving fundamentals. Specifically, 1995 turned out to be an outstanding year for the domestic stock market while performance overseas generally lagged. Driven by moderate growth with low inflation, falling interest rates and surging corporate profitability, the U.S. stock market performed exceptionally well and finished ahead of most international stock markets. Moreover, by engineering a 'soft landing' for the U.S. economy, the Federal Reserve created an excellent environment for stock performance.

One of the reasons most foreign markets have continued to fall behind the U.S. market is that earnings of foreign companies have been, until recently, negatively affected by a weak dollar, especially in Europe and Japan. Additionally, the devaluation of the Mexican peso in late 1994 jolted investor confidence in Latin America, which undermined confidence in emerging markets throughout the world. Thus, many of the markets that performed well in the early 1990s performed relatively poorly in 1995. Adverse currency fluctuation is an example of the greater risks and expenses of foreign investing.

As time goes by, however, we expect that true investment values around the world will be recognized by investors, and we expect many overseas markets to rebound. Our portfolio managers are preparing for this occurrence by adding companies that we believe have a strong cash flow, high return on equity, and stock prices below their intrinsic valuation.

If you have any questions regarding your investment or about OppenheimerFunds, please don't hesitate to call your financial advisor, or call one of our Customer Service Representatives at 1-800-525-7048.

All of us at OppenheimerFunds look forward to serving you and to helping you meet your investment goals in the years to come.

                                  Sincerely,

                                  BRIDGET A. MACASKILL
                                  Bridget A. Macaskill
                                  President
                                  Oppenheimer Quest Global Value Fund, Inc.

                                  December 21,1995

SCHEDULE OF INVESTMENTS November 30, 1995
Oppenheimer Quest Global Value Fund, Inc.

                                                                                  Shares             Value
                                                                               ------------       -------------
COMMON STOCKS  --  90.0%
ARGENTINA  --  0.3%
Tobacco/Beverages/Food Products
Quilmes Industrial SA ADR..................................................           30,000      $    495,000
                                                                                                  ------------
AUSTRALIA  --  2.6%
Metals/Mining  --  1.0%
Western Mining Corp. Holdings Ltd..........................................          280,000         1,876,503
                                                                                                  ------------
Oil/Gas  --  0.6%
Novus Petroleum Ltd........................................................        1,075,000         1,116,966
                                                                                                  ------------
Retail  --  0.5%
David Jones Ltd............................................................          620,000           920,291
                                                                                                  ------------
Tobacco/Beverages/Food Products  --  0.5%
Foster's Brewing Group Ltd.................................................          477,000           782,373
                                                                                                  ------------
Total Australian Common Stocks.............................................                          4,696,133
                                                                                                  ------------
AUSTRIA  --  1.0%
Electronics  --  0.6%
Austria Mikro Systeme International AG.....................................            6,000         1,054,887
                                                                                                  ------------
Transportation  --  0.4%
Flughafen Wien AG..........................................................           10,000           688,910
                                                                                                  ------------
Total Austrian Common Stocks...............................................                          1,743,797
                                                                                                  ------------
BELGIUM  --  0.6%
Conglomerates
Colruyt SA.................................................................            4,400         1,132,190
                                                                                                  ------------
BRAZIL  --  0.7%
Metals/Mining  --  0.3%
CIA Acos Especiais Itabira  --  Acesita....................................          100,000           558,948
                                                                                                  ------------
Paper Products  --  0.4%
Aracruz Celulose SA ADR....................................................           77,800           700,200
                                                                                                  ------------
Total Brazilian Common Stocks..............................................                          1,259,148
                                                                                                  ------------
DENMARK  --  0.4%
Telecommunications
Tele Danmark AS (Class B)..................................................           15,000           816,673
                                                                                                  ------------

Oppenheimer Quest Global Value Fund, Inc.

                                                                                  Shares             Value
                                                                               ------------       -------------

COMMON STOCKS (CONTINUED)
FINLAND  --  2.5%
Drugs & Medical Products  --  0.4%
Oy Tamro AB................................................................          156,000      $    707,244
                                                                                                  ------------
Retail  --  0.9%
Oy Stockmann AB............................................................           30,700         1,641,635
                                                                                                  ------------
Telecommunications  --  1.2%
Oy Nokia AB................................................................           41,000         2,259,137
                                                                                                  ------------
Total Finnish Common Stocks................................................                          4,608,016
                                                                                                  ------------
FRANCE  --  1.4%
Electronics  --  0.3%
Schneider SA...............................................................           16,400           603,354
                                                                                                  ------------
Oil/Gas  --  0.4%
Total SA...................................................................           11,766           723,808
                                                                                                  ------------
Rubber Products  --  0.3%
Michelin (CGDE)............................................................           14,990           609,152
                                                                                                  ------------
Utilities  --  0.4%
Compagnie Generale des Eaux................................................            6,600           642,212
                                                                                                  ------------
Total French Common Stocks.................................................                          2,578,526
                                                                                                  ------------
GERMANY  --  3.1%
Computer Services  --  1.2%
SAP AG.....................................................................           13,750         2,196,121
                                                                                                  ------------
Consumer Products  --  0.6%
Adidas AG..................................................................           19,000         1,012,860
                                                                                                  ------------
Drugs & Medical Products  --  1.3%
Gehe AG....................................................................            2,800         1,239,024
Schering AG................................................................           17,250         1,171,826
                                                                                                  ------------
                                                                                                     2,410,850
                                                                                                  ------------
Total German Common Stocks.................................................                          5,619,831
                                                                                                  ------------
HONG KONG  --  1.1%
Agriculture  --  0.4%
Pokphand (CP) Co...........................................................        2,000,000           814,490
                                                                                                  ------------

Oppenheimer Quest Global Value Fund, Inc.

                                                                                  Shares             Value
                                                                               ------------       -------------

COMMON STOCKS (CONTINUED)
HONG KONG (CONTINUED)
Real Estate  --  0.7%
Hong Kong Land Holdings Ltd................................................          675,000      $  1,201,500
                                                                                                  ------------
Total Hong Kong Common Stocks..............................................                          2,015,990
                                                                                                  ------------
HUNGARY  --  0.2%
Drugs & Medical Products
Gedeon Richter Ltd. GDR....................................................           20,000           335,000
                                                                                                  ------------
ITALY  --  1.8%
Jewelry  --  0.5%
Bulgari S.p.A..............................................................          120,000           964,250
                                                                                                  ------------
Telecommunications  --  0.8%
Telecom Italia.............................................................          690,000           761,551
Telecom Italia Mobile......................................................          690,000           673,099
                                                                                                  ------------
                                                                                                     1,434,650
                                                                                                  ------------
Textiles  --  0.5%
Marzotto & Figli S.p.A.....................................................          170,000           967,377
                                                                                                  ------------
Total Italian Common Stocks................................................                          3,366,277
                                                                                                  ------------
JAPAN  --  15.4%
Aerospace  --  0.9%
Mitsubishi Heavy Industries, Inc...........................................          205,000         1,633,956
                                                                                                  ------------
Building & Construction  --  1.3%
Kinden Corp................................................................           32,000           525,209
Kitano Construction Corp...................................................           76,000           478,781
Maeda Corp.................................................................          140,000         1,430,958
                                                                                                  ------------
                                                                                                     2,434,948
                                                                                                  ------------
Casinos/Gaming  --  0.6%
Heiwa Corp.................................................................           44,000         1,141,622
                                                                                                  ------------
Chemicals  --  1.1%
Shin-Etsu Chemical Co......................................................           95,000         1,960,688
                                                                                                  ------------
Drugs & Medical Products  --  1.1%
Sankyo Co. Ltd.............................................................           89,000         1,985,553
                                                                                                  ------------

Oppenheimer Quest Global Value Fund, Inc.

                                                                                  Shares             Value
                                                                               ------------       -------------

COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
Electronics  --  3.5%
Hitachi Koki...............................................................          200,000      $  1,855,528
Kyocera Corp...............................................................           40,000         3,164,619
Rhom Co....................................................................           24,000         1,464,767
                                                                                                  ------------
                                                                                                     6,484,914
                                                                                                  ------------
Food Services  --  0.9%
Ito Yokado Co. Ltd.........................................................           29,000         1,601,769
                                                                                                  ------------
Healthcare Services  --  1.0%
SRL, Inc...................................................................           81,000         1,822,998
                                                                                                  ------------
Insurance  --  0.4%
Fuji Fire & Marine Insurance...............................................          160,000           801,966
                                                                                                  ------------
Jewelry  --  0.2%
Nagahori Corp..............................................................           49,000           286,536
                                                                                                  ------------
Machinery & Engineering  --  0.7%
Aoki Marine Co. Ltd........................................................           58,000           410,418
Kyudenko Co. Ltd...........................................................           64,000           830,270
                                                                                                  ------------
                                                                                                     1,240,688
                                                                                                  ------------
Manufacturing  --  0.8%
Nippon Electric Glass Co. Ltd..............................................           77,000         1,430,270
                                                                                                  ------------
Merchandising  --  0.4%
Mutow Co...................................................................           81,000           620,934
Simree Co. Ltd.............................................................           39,000           119,971
                                                                                                  ------------
                                                                                                       740,905
                                                                                                  ------------
Photography  --  1.0%
Fuji Photo Film Co.........................................................           72,000         1,783,194
                                                                                                  ------------
Security/Investigation  --  0.4%
Toyo Tec Co. Ltd...........................................................           77,000           727,243
                                                                                                  ------------
Textiles  --  1.1%
Wacoal Corp................................................................          160,000         2,044,226
                                                                                                  ------------
Total Japanese Common Stocks...............................................                         28,121,476
                                                                                                  ------------
MALAYSIA  --  1.1%
Building & Construction  --  0.3%
Kim Hin Industry Bhd.......................................................          345,000           641,860
                                                                                                  ------------

Oppenheimer Quest Global Value Fund, Inc.

                                                                                  Shares             Value
                                                                               ------------       -------------

COMMON STOCKS (CONTINUED)
MALAYSIA (CONTINUED)

Conglomerates  --  0.8%
Boustead Holdings Bhd......................................................          570,000      $  1,046,985
Technology Resources Industries Bhd........................................          155,000           433,780
                                                                                                  ------------
                                                                                                     1,480,765
                                                                                                  ------------
Total Malaysian Common Stocks..............................................                          2,122,625
                                                                                                  ------------
NETHERLANDS  --  2.8%
Building & Construction  --  0.9%
Kondor Wessels Groep NV....................................................           29,500           910,887
NBM-Amstelland NV..........................................................           47,916           704,255
                                                                                                  ------------
                                                                                                     1,615,142
                                                                                                  ------------
Computer Services  --  0.3%
Getronics NV...............................................................           10,700           480,387
                                                                                                  ------------
Miscellaneous Financial Services  --  0.3%
International Nederlanden Groep NV.........................................            9,000           589,143
                                                                                                  ------------
Publishing  --  0.9%
Ver Ned Uitgevers..........................................................           12,000         1,693,324
                                                                                                  ------------
Other  --  0.4%
Hagemeyer NV...............................................................           15,994           807,947
                                                                                                  ------------
Total Netherlands Common Stocks............................................                          5,185,943
                                                                                                  ------------
NORWAY  --  0.6%
Banking
Fokus Bank AS..............................................................          220,000         1,112,263
                                                                                                  ------------
SOUTH KOREA  --  0.3%
Metals/Mining
Pohang Iron & Steel Co. Ltd. ADR...........................................           25,500           624,750
                                                                                                  ------------
SPAIN  --  1.9%
Building & Construction  --  0.6%
Fomento de Construcione Y Contratas SA.....................................           14,439         1,096,499
                                                                                                  ------------
Oil/Gas  --  0.5%
Repsol SA..................................................................           30,000           945,601
                                                                                                  ------------

Oppenheimer Quest Global Value Fund, Inc.

                                                                                  Shares             Value
                                                                               ------------       -------------

COMMON STOCKS (CONTINUED)
SPAIN (CONTINUED)

Utilities  --  0.8%
Compania Sevillana de Electric.............................................          200,000      $  1,418,198
                                                                                                  ------------
Total Spanish Common Stocks................................................                          3,460,298
                                                                                                  ------------
SWEDEN  --  5.6%
Banking  --  1.1%
Nordbanken AB..............................................................          120,000         2,050,187
                                                                                                  ------------
Drugs & Medical Products  --  0.6%
ASTRA AB...................................................................           30,000         1,118,908
                                                                                                  ------------
Machinery & Engineering  --  2.1%
Atlas Copco AB.............................................................          125,000         1,887,728
IRO AB.....................................................................           62,500           715,048
Kalmar Industries AB.......................................................           75,000         1,189,841
                                                                                                  ------------
                                                                                                     3,792,617
                                                                                                  ------------
Paper Products  --  0.7%
AssiDoman AB...............................................................           59,000         1,341,011
                                                                                                  ------------
Utilities  --  1.1%
ASEA AB....................................................................           20,000         1,940,355
                                                                                                  ------------
Total Swedish Common Stocks................................................                         10,243,078
                                                                                                  ------------
SWITZERLAND  --  2.1%
Banking  --  0.7%
Bil GT Gruppe AG...........................................................            2,400         1,357,720
                                                                                                  ------------
Building & Construction  --  1.0%
Holderbank Financiere Glaris AG............................................            2,357         1,756,471
                                                                                                  ------------
Machinery & Engineering  --  0.4%
SIG Schweizerische Industrie-Gesellschaft Holding AG.......................              350           669,928
                                                                                                  ------------
Total Swiss Common Stocks..................................................                          3,784,119
                                                                                                  ------------
TAIWAN  --  1.0%
Telecommunications  --  0.5%
Total Access Communication Public Company Ltd..............................          138,400           858,080
                                                                                                  ------------
Other  --  0.5%
Taipei Fund Units IDR......................................................           15,000         1,035,000
                                                                                                  ------------
Total Taiwanese Common Stocks..............................................                          1,893,080
                                                                                                  ------------

Oppenheimer Quest Global Value Fund, Inc.

                                                                                  Shares             Value
                                                                               ------------       -------------

COMMON STOCKS (CONTINUED)
UNITED KINGDOM  --  5.6%

Building & Construction  --  1.6%
Bridon PLC.................................................................          524,856      $  1,012,429
Wolseley PLC...............................................................          277,054         1,925,635
                                                                                                  ------------
                                                                                                     2,938,064
                                                                                                  ------------
Computers  --  0.9%
Amstrad PLC................................................................          410,000         1,660,211
                                                                                                  ------------
Food Services  --  1.6%
Argyll Group PLC...........................................................          363,658         1,731,440
Booker PLC.................................................................          242,000         1,304,103
                                                                                                  ------------
                                                                                                     3,035,543
                                                                                                  ------------
Metals/Mining  --  0.4%
Antofagasta Holdings PLC...................................................          150,000           665,952
                                                                                                  ------------
Retail  --  0.8%
Dixons Group PLC...........................................................          230,000         1,452,465
                                                                                                  ------------
Textiles  --  0.3%
Readicut International PLC.................................................          450,000           478,797
                                                                                                  ------------
Total United Kingdom Common Stocks.........................................                         10,231,032
                                                                                                  ------------
UNITED STATES  --  37.9%
Aerospace  --  6.1%
Lockheed Martin Corp.......................................................           25,000         1,834,375
McDonnell Douglas Corp.....................................................          105,000         9,358,125
                                                                                                  ------------
                                                                                                    11,192,500
                                                                                                  ------------
Banking  --  5.4%
Citicorp...................................................................           45,000         3,183,750
Mellon Bank Corp...........................................................           35,000         1,872,500
Wells Fargo & Co...........................................................           23,000         4,835,750
                                                                                                  ------------
                                                                                                     9,892,000
                                                                                                  ------------
Casinos/Gaming  --  0.6%
Harrahs Entertainment, Inc.................................................           40,000           995,000
                                                                                                  ------------

Oppenheimer Quest Global Value Fund, Inc.

                                                                                  Shares             Value
                                                                               ------------       -------------

COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)

Chemicals  --  2.1%
Hercules, Inc..............................................................           40,000      $  2,195,000
Monsanto Co................................................................           15,000         1,717,500
                                                                                                  ------------
                                                                                                     3,912,500
                                                                                                  ------------
Consumer Products  --  0.7%
Reebok International Ltd...................................................           50,000         1,300,000
                                                                                                  ------------
Drugs & Medical Products  --  1.7%
Becton Dickinson & Co......................................................           45,000         3,138,750
                                                                                                  ------------
Electronics  --  2.3%
Intel Corp.................................................................           70,000         4,261,250
                                                                                                  ------------
Insurance  --  4.9%
Exel Ltd...................................................................           70,000         4,366,250
Transamerica Corp..........................................................           61,000         4,674,125
                                                                                                  ------------
                                                                                                     9,040,375
                                                                                                  ------------
Metals/Mining  --  1.8%
Freeport McMoRan Copper & Gold (Class B)...................................          100,000         2,712,500
Freeport McMoRan, Inc......................................................           16,666           652,057
                                                                                                  ------------
                                                                                                     3,364,557
                                                                                                  ------------
Miscellaneous Financial Services  --  6.0%
American Express Co........................................................          100,000         4,250,000
Federal Home Loan Mortgage Corp............................................           87,000         6,699,000
                                                                                                  ------------
                                                                                                    10,949,000
                                                                                                  ------------
Oil/Gas  --  2.1%
MAPCO, Inc.................................................................           30,000         1,612,500
Tenneco, Inc...............................................................           45,000         2,160,000
                                                                                                  ------------
                                                                                                     3,772,500
                                                                                                  ------------
Paper Products  --  2.2%
Champion International Corp................................................           50,000         2,356,250
Scott Paper Co.............................................................           29,000         1,656,625
                                                                                                  ------------
                                                                                                     4,012,875
                                                                                                  ------------
Telecommunications  --  0.9%
Sprint Corp................................................................           40,000         1,600,000
                                                                                                  ------------

Oppenheimer Quest Global Value Fund, Inc.

                                                                                  Shares             Value
                                                                               ------------       -------------

COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)

Textiles  --  1.1%
Shaw Industries, Inc.......................................................          125,000      $  1,953,125
                                                                                                  ------------
Total United States Common Stocks..........................................                         69,384,432
                                                                                                  ------------
Total Common Stocks (cost  --  $133,576,668)...............................                        164,829,677
                                                                                                  ------------
PREFERRED STOCKS  --  1.8%
BRAZIL  --  0.4%
Textiles
CIA Tecidos Norte de Mina..................................................            2,150           694,338
                                                                                                  ------------
SOUTH KOREA  --  1.4%
Building & Construction  --  0.2%
Sung Shin Cement Industrial Company, Ltd...................................           22,060           374,990
                                                                                                  ------------
Electronics  --  1.2%
Samsung Electronics Co.....................................................           19,000         2,169,597
                                                                                                  ------------
Total South Korean Preferred Stocks........................................                          2,544,587
                                                                                                  ------------
Total Preferred Stocks (cost  --  $2,695,863)..............................                          3,238,925
                                                                                                  ------------



                                                                                 Warrants
WARRANTS  --  0.0%
SWITZERLAND

Building & Construction
Holderbank Financiere Glaris AG 12/20/95, strike @ SWF 640 *
  (cost  --  $15,757)......................................................           11,785            11,529
                                                                                                  ------------



                                                                                Principal
                                                                                  Amount
CONVERTIBLE BONDS  --  4.8%
HONG KONG  --  0.9%

Banking
Bangkok Bank Public Co. 3.25%, 3/3/04......................................   US$  1,650,000         1,672,687
                                                                                                  ------------
JAPAN  --  3.9%
Drugs & Medical Products  --  0.7%
Yamanouchi Pharmaceutical 1.25%, 3/31/14...................................   JPY 110,000,000        1,194,595
                                                                                                  ------------

Oppenheimer Quest Global Value Fund, Inc.

                                                                                Principal
                                                                                  Amount             Value
                                                                               ------------       -------------

CONVERTIBLE BONDS (CONTINUED)
JAPAN (CONTINUED)

Miscellaneous Financial Services  --  3.2%
MBL International Finance (Bermuda) Trust 3.00%, 11/30/02..................   US$  5,315,000      $  5,846,500
                                                                                                  ------------
Total Japanese Convertible Bonds...........................................                          7,041,095
                                                                                                  ------------
Total Convertible Bonds (cost  --  $8,347,857).............................                          8,713,782
                                                                                                  ------------
REPURCHASE AGREEMENT  --  4.4%
J.P. Morgan 5.875%, 12/01/95, (proceeds at maturity: $8,141,327 collateralized by $8,150,000 par, $8,302,813 value, U.S. Treasury Notes
  6.50%, 4/30/97) (cost  --  $8,140,000)...................................  US$  8,140,000         8,140,000
                                                                                                  ------------


                                                                                  Local
                                                                                 Currency
                                                                               ------------

FOREIGN CURRENCY CALL ACCOUNTS**  --  0.2%
State Street Bank & Trust Co.
Austrian Schilling 3.375%..................................................        1,965,915           193,201
Australian Dollar 6.875%...................................................           62,313            46,247
Belgian Franc 3.00%........................................................          434,579            14,618
Hong Kong Dollar 5.125%....................................................           60,159             7,778
Deutsche Mark 3.375%.......................................................            9,030             6,243
Pound Sterling 6.25%.......................................................            1,880             2,879
French Franc 4.50%.........................................................            9,028             1,809
Spanish Peseta 8.625%......................................................          175,461             1,424
Netherlands Guilder 3.125%.................................................            1,938             1,197
Italian Lira 9.50%.........................................................          757,659               474
Danish Krone 4.50%.........................................................              168                30
                                                                                                  ------------
Total Foreign Currency Call Accounts (cost  --  $279,184)..................                            275,900
                                                                                                  ------------
Total Investments (cost  --  $153,055,329).................................           101.2%       185,209,813
Liabilities in Excess of Other Assets......................................             (1.2)       (2,163,815)
                                                                              --------------      ------------
Total Net Assets...........................................................           100.0%      $183,045,998
                                                                              --------------      ------------
                                                                              --------------      ------------

------------

 * Non-income producing security.
** Variable rate accounts have interest rates updated weekly.
   JPY  --  Japanese Yen
   SWF  --  Swiss Francs

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES November 30, 1995
Oppenheimer Quest Global Value Fund, Inc.

ASSETS:
Investments, at value (cost  --  $153,055,329)....................................................   $185,209,813
Receivable for fund shares sold...................................................................        663,785
Dividends receivable..............................................................................        250,820
Withholding taxes reclaimable.....................................................................        137,546
Interest receivable...............................................................................         65,685
Deposits for securities loaned....................................................................      7,052,374
Prepaid expenses and other assets.................................................................         48,940
                                                                                                     ------------
     Total assets.................................................................................    193,428,963
                                                                                                     ------------
LIABILITIES:
Payable for investments purchased.................................................................      2,522,664
Payable for fund shares redeemed..................................................................        546,045
Due to custodian..................................................................................         50,217
Withholding taxes payable.........................................................................         28,385
Administration fee payable........................................................................         10,055
Distribution fee payable..........................................................................         10,055
Deposits for securities loaned....................................................................      7,052,374
Other payables and accrued expenses...............................................................        163,170
                                                                                                     ------------
     Total liabilities............................................................................     10,382,965
                                                                                                     ------------
NET ASSETS:
Capital stock.....................................................................................        118,349
Paid-in-surplus...................................................................................    135,438,202
Accumulated undistributed net investment income...................................................      1,181,343
Accumulated undistributed net realized gain on investments........................................     15,562,861
Accumulated net realized loss on foreign currency transactions....................................     (1,408,261)
Net unrealized appreciation on investments and translation of other assets and liabilities
  denominated in foreign currencies...............................................................     32,153,504
                                                                                                     ------------
TOTAL NET ASSETS..................................................................................   $183,045,998
                                                                                                     ------------
                                                                                                     ------------
CLASS A
Fund shares outstanding...........................................................................     10,438,550
                                                                                                     ------------
Net asset value per share.........................................................................         $15.49
                                                                                                     ------------
                                                                                                     ------------
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)...         $16.44
                                                                                                     ------------
                                                                                                     ------------
CLASS B
Fund shares outstanding...........................................................................      1,109,848
                                                                                                     ------------
Net asset value and offering price per share......................................................         $15.30
                                                                                                     ------------
                                                                                                     ------------
CLASS C
Fund shares outstanding...........................................................................        286,526
                                                                                                     ------------
Net asset value and offering price per share......................................................         $15.26
                                                                                                     ------------
                                                                                                     ------------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended November 30, 1995
Oppenheimer Quest Global Value Fund, Inc.

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $233,143)............................................         $ 3,120,713
Interest............................................................................................           1,431,588
                                                                                                             -----------
          Total investment income...................................................................           4,552,301
                                                                                                             -----------

EXPENSES:
Investment advisory fee  --  Note 2a................................................................           1,290,224
Distribution fee  --  Note 2d.......................................................................             948,859
Administration fee  --  Note 2e.....................................................................             430,075
Custodian fees......................................................................................             233,256
Transfer and dividend disbursing agent fees  --  Note 1j............................................             226,899
Auditing, consulting and tax return preparation fees................................................              56,730
Reports and notices to shareholders.................................................................              50,673
Registration fees...................................................................................              46,067
Amortization of deferred organization expenses  --  Note 1c.........................................              22,859
Directors' fees and expenses........................................................................              17,269
Legal fees..........................................................................................              10,000
Miscellaneous.......................................................................................              14,328
                                                                                                             -----------
          Total operating expenses..................................................................           3,347,239
                                                                                                             -----------
NET INVESTMENT INCOME...............................................................................           1,205,062
                                                                                                             -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS  --  NET:
Net realized gain on investments....................................................................          15,077,739
Net realized loss on foreign currency transactions..................................................             (74,974)
                                                                                                             -----------
          Net realized gain on investments and foreign currency transactions........................          15,002,765
NET CHANGE IN UNREALIZED APPRECIATION OR DEPRECIATION ON INVESTMENTS AND TRANSLATION OF OTHER ASSETS
  AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES.................................................          14,748,932
                                                                                                             -----------
NET REALIZED GAIN AND CHANGE IN UNREALIZED APPRECIATION OR DEPRECIATION ON INVESTMENTS AND
  TRANSLATION OF OTHER ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES.....................          29,751,697
                                                                                                             -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................................................         $30,956,759
                                                                                                             -----------
                                                                                                             -----------

See accompanying Notes to Financial Statements.
                                                                              13

STATEMENTS OF CHANGES IN NET ASSETS
Oppenheimer Quest Global Value Fund, Inc.

                                                                                      Year Ended November 30,
                                                                                    ----------------------------
                                                                                        1995            1994
                                                                                    ------------    ------------

OPERATIONS:
Net investment income............................................................   $  1,205,062    $     44,024
Net realized gain on investments.................................................     15,077,739      14,611,225
Net realized loss on foreign currency transactions...............................        (74,974)     (1,391,636)
Net change in unrealized appreciation or depreciation on investments and translation of other assets and liabilities denominated in foreign
  currencies.....................................................................     14,748,932      (1,833,491)
                                                                                    ------------    ------------
     Net increase in net assets resulting from operations........................     30,956,759      11,430,122
                                                                                    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gain  --  Class A ($1.228 and $0.494 per share, respectively).......    (12,831,716)     (4,944,320)
Net realized gain  --  Class B ($1.228 and $0.494 per share, respectively).......       (896,679)        (66,298)
Net realized gain  --  Class C ($1.228 and $0.494 per share, respectively).......       (212,761)        (10,738)
                                                                                    ------------    ------------
     Total distributions to shareholders.........................................    (13,941,156)     (5,021,356)
                                                                                    ------------    ------------
FUND SHARE TRANSACTIONS:
CLASS A
Net proceeds from sales..........................................................     34,403,115      30,817,260
Reinvestment of distributions....................................................     12,377,445       4,682,941
Cost of shares redeemed..........................................................    (48,138,429)    (29,503,784)
                                                                                    ------------    ------------
     Net increase (decrease)  --  Class A........................................     (1,357,869)      5,996,417
                                                                                    ------------    ------------
CLASS B
Net proceeds from sales..........................................................      7,279,837       9,192,969
Reinvestment of distributions....................................................        832,752          64,143
Cost of shares redeemed..........................................................     (2,948,802)       (659,275)
                                                                                    ------------    ------------
     Net increase  --  Class B...................................................      5,163,787       8,597,837
                                                                                    ------------    ------------
CLASS C
Net proceeds from sales..........................................................      2,847,478       2,476,331
Reinvestment of distributions....................................................        210,815          10,736
Cost of shares redeemed..........................................................     (1,560,431)       (299,932)
                                                                                    ------------    ------------
     Net increase  --  Class C...................................................      1,497,862       2,187,135
                                                                                    ------------    ------------
          Total increase in net assets from fund share transactions..............      5,303,780      16,781,389
                                                                                    ------------    ------------
Total increase in net assets.....................................................     22,319,383      23,190,155
                                                                                    ------------    ------------
NET ASSETS:
Beginning of year................................................................    160,726,615     137,536,460
                                                                                    ------------    ------------
End of year (including undistributed net investment income of $1,181,343 and
  $44,024, respectively).........................................................   $183,045,998    $160,726,615
                                                                                    ------------    ------------
                                                                                    ------------    ------------

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS November 30, 1995
Oppenheimer Quest Global Value Fund, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Quest Global Value Fund, Inc. (the 'Fund'), formerly named Quest for Value Global Equity Fund, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund commenced investment operations on July 2, 1990.

On November 22, 1995, OCC Distributors (previously Quest for Value Distributors), OpCap Advisors (previously Quest for Value Advisors) and their parent Oppenheimer Capital consummated a transaction with OppenheimerFunds, Inc. ('OFI'), which resulted in the sale to OFI of certain mutual fund assets of OCC Distributors and OpCap Advisors including the transfer of the management agreements and other contracts relating to certain Quest for Value Funds and the use of the name 'Quest for Value'. As part of the transaction, the Fund has entered into an investment advisory agreement with OFI and OFI has entered into a sub-advisory agreement with OpCap Advisors.

Prior to September 1, 1993, the Fund issued only one class of shares which were redesignated Class A shares. Subsequent to that date, the Fund was authorized to issue Class A, Class B and Class C shares. Shares of each Class represent an identical interest in the investment portfolio and generally have the same rights, but are offered under different sales charges and distribution fee arrangements. Futhermore, Class B shares will automatically convert to Class A shares of the same fund six years after their respective purchase.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments -- Investment securities listed on a U.S. or foreign stock exchange and securities traded in the over-the-counter National Market System are valued at the last reported sale price on the valuation date; if there are no such sales, the securities are valued at their last quoted bid price. Other investments traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short-term obligations) are valued each day by an independent pricing service (approved by the Board of Directors) using methods which include current market quotations from major market makers in the securities and trader reviewed 'matrix' prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any security or other asset for which market quotations are not readily available is valued at its fair value as determined under procedures established by the Fund's Board of Directors. Investments in countries in which the Fund may invest may involve certain considerations and risks not typically associated with domestic investments as a result of, among others, the possibility of future political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

(b) Federal Income Taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regu-

Oppenheimer Quest Global Value Fund, Inc.

lated investment companies and to distribute substantially all of its taxable income to its shareholders; accordingly, no Federal income tax provision is required.

(c) Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization approximated $194,000. These costs have been deferred and expensed on a straight line basis over sixty months from commencement of the Fund's operations.

(d) Investment Transactions and Other Income -- Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold is determined on the basis of identified cost. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends or other distributions from foreign securities which are recorded as soon as the information is available after the ex-dividend date. Interest income is accrued as earned. Discounts on debt securities purchased are accreted to interest income over the lives of the respective securities.

(e) Dividends and Distributions -- Dividends from net investment income and distributions from net foreign currency gains and net realized capital gains, if any, will be paid out at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income, net realized foreign currency gains and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These 'book-tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. Accordingly, permanent book-tax differences relating to shareholder distributions have been reclassified to paid-in-surplus. Net investment income (loss), net realized foreign currency gain (loss), net realized gain (loss) on investments and net assets were not affected. The following table discloses the current year's reclassifications from accumulated net investment income (loss), accumulated net realized foreign currency gain (loss) and accumulated net realized gain (loss) on investments to paid-in-surplus:

        Accumulated         Accumulated Net          Accumulated Net         Paid-
      Net Investment        Realized Foreign       Realized Gain (Loss)       In-
       Income (Loss)      Currency Gain (Loss)        on Investments        Surplus
      ---------------     --------------------     --------------------     -------

         $ (67,743)             $ 58,349                 $(74,798)          $84,192

(f) Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment

Oppenheimer Quest Global Value Fund, Inc.

securities, other assets and liabilities, and forward contracts stated in foreign currencies are translated at the exchange rates at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Fund's Statement of Operations. Since the net assets of the Fund are presented at the foreign exchange rates and market prices at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the exchange rates from fluctuations arising from changes in the market prices of securities.

(g) Forward Currency Contracts -- As part of its investment program, the Fund utilizes forward currency contracts for hedging purposes. The use of these contracts involves, to varying degrees, elements of market risk. Risks arise from the possible movements in foreign exchange rates and security values underlying these instruments. In addition, credit risk may arise from the potential inability of counterparties to meet the terms of their contracts. Forward currency contracts are recorded at market value. Realized gains and losses arising from such transactions are included in net realized gain or loss on foreign currency transactions in the Fund's Statement of Operations. At November 30, 1995, there were no forward currency contracts outstanding for the Fund.

(h) Repurchase Agreements -- The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligor to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(i) Security Lending Procedures -- The Fund periodically lends securities through a lending program run by its custodian, State Street Bank and Trust Company, for its participating clients. Under the program, the bank makes available to select qualified brokerage firms or other borrowing institutions the use of the participants' securities for a period of time. Foreign security loans are collateralized with U.S. Government securities or cash.

The Fund earns income from investing the cash received as collateral in money market funds. The Fund pays State Street Bank and Trust Company 35% of the net interest earned as a fee for administering the security lending program. For the year ended November 30, 1995, the Fund earned $28,575 from security lending which is included in interest income in the Fund's Statement of Operations. At November 30, 1995, the Fund had the following securities on loan:

Oppenheimer Quest Global Value Fund, Inc.

                                                                                                   Market Value
                                                                   Market Value                         of
                      Security                          Shares      of Shares       Collateral      Collateral
-----------------------------------------------------   -------    ------------    ------------    ------------

Schering AG
  (Germany)..........................................    17,155     $1,165,373     U.S. Dollars     $1,222,294
Maeda Corp. (Japan)..................................   137,000      1,400,291     U.S. Dollars      1,507,000
Nippon Electric Glass Co. Ltd. (Japan)...............    59,000      1,095,919     U.S. Dollars      1,165,250
SRL, Inc. (Japan)....................................    71,000      1,597,933     U.S. Dollars      1,704,000
Telecom Italia (Italy)...............................   676,200        746,322     U.S. Dollars        777,630
Telecom Italia Mobile (Italy)........................   676,200        659,633     U.S. Dollars        676,200
                                                                   ------------                    ------------
                                                                    $6,665,471                      $7,052,374
                                                                   ------------                    ------------
                                                                   ------------                    ------------

(j) Allocation of Expenses -- Expenses specifically identifiable to a particular class are borne by that class. Other expenses are allocated to each class based on its net assets in relation to the total net assets of all classes or on another reasonable basis. For the year ended November 30, 1995, the Fund had transfer and dividend disbursing agent fees accrued to classes A, B and C of $179,256, $32,779 and $14,864, respectively. These expenses have been consolidated in the accompanying Statement of Operations.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE,
   DISTRIBUTION FEE AND OTHER TRANSACTIONS WITH AFFILIATES
(a) The Fund pays OFI (the 'Manager') an investment advisory fee at an annual rate based on the Fund's daily net assets: .75% of the first $400 million of net assets, .70% of the next $400 million of net assets and .65% of net assets over $800 million.

Prior to November 22, 1995, the investment advisory fee was paid monthly to OpCap Advisors and was computed on the Fund's average daily net assets at the annual rate of .75%.

(b) Effective November 22, 1995, the Manager pays OpCap Advisors (the 'Sub-Adviser') an annual fee based on the average daily net assets of the Fund equal to 40% of the advisory fee (and the administration fee, described below) collected by the Manager based on the total net assets of the Fund as of November 22, 1995 (the 'Base Amount') plus 30% of the investment advisory fee (and administration fee) collected by the Manager based on the total net assets of the Fund that exceed the base amount.

(c) The administration fees are payable monthly to the Manager and are computed on the Fund's average daily net assets at the annual rate of .25%.

Prior to November 22, 1995, administration fees were paid monthly to OpCap Advisors and were computed on the Fund's average daily net assets at the annual rate of .25%.

(d) The Fund has adopted a Plan and Agreement of Distribution (the 'Plan') pursuant to which it is permitted to compensate OppenheimerFunds Distributor, Inc. (the 'Distributor') in connection with the distribution of Fund shares. Under the Plan, the Distributor has entered into agreements with securities dealers and other financial institutions and organizations to obtain various sales-related services in rendering distribution assistance. To compensate the Distributor for the services it and other dealers under the Plan provide and for the expenses they bear under the Plan, the Fund pays the Distributor compensation, accrued daily and payable monthly, on the daily net assets for Class A shares at the annual rate of .25%. The Fund's Class A shares also pay a service fee

Oppenheimer Quest Global Value Fund, Inc.

at an annual rate of .25% of average daily net assets. Compensation for Class B and Class C shares of the Fund is at an annual rate of .75% of average daily net assets. The Fund's Class B and Class C shares also pay a service fee at the annual rate of .25% of average daily net assets. Distribution and service fees may be paid by the Distributor to broker-dealers or others for providing personal service, maintenance of accounts and ongoing sales or shareholder support functions in connection with the distribution of Fund shares. While payments under the Plan may not exceed the stated percentage of average daily net assets on an annual basis, the payments are not limited to the amounts actually paid or expenses actually incurred by the Distributor.

Prior to November 22, 1995, distribution and service fees were paid to OCC Distributors.
For the year ended November 30, 1995, distribution and service fees charged to Classes A, B and C were $771,439, $139,078 and $38,342, respectively. These expenses have been consolidated in the accompanying Statement of Operations.

(e) Total brokerage commissions paid by the Fund during the year ended November 30, 1995 amounted to $644,312, of which $27,013 was paid to Oppenheimer & Co., Inc., an affiliate of the Sub-Adviser.

(f) Oppenheimer & Co., Inc. has informed the Fund that it received approximately $198,000 in connection with the sale of Class A shares for the year ended November 30, 1995.

OCC Distributors has informed the Fund that it received contingent deferred sales charges on the redemption of Class B and Class C shares of approximately $3,400 for the year ended November 30, 1995.

3. FUND SHARE TRANSACTIONS
The Fund has authorized 100 million shares of $.01 par value capital stock for each class of shares. The following table summarizes the Fund's share activity for the two years ended November 30, 1995:

                            Year Ended November 30,
                           -------------------------
                              1995          1994
                           ----------   ------------
CLASS A
  Issued.................  2,425,486      2,167,814
  Distributions
    reinvested...........    954,313        344,081
  Redeemed...............  (3,393,068)   (2,079,717)
                           ----------   ------------
    Net increase
      (decrease).........    (13,269 )      432,178
                           ----------   ------------
CLASS B
  Issued.................    516,524        647,583
  Distributions
    reinvested...........     64,705          4,716
  Redeemed...............   (201,052 )      (46,590)
                           ----------   ------------
    Net increase.........    380,177        605,709
                           ----------   ------------
CLASS C
  Issued.................    204,655        174,051
  Distributions
    reinvested...........     16,393            789
  Redeemed...............   (106,327 )      (21,072)
                           ----------   ------------
    Net increase.........    114,721        153,768
                           ----------   ------------
      Total net
        increase.........    481,629      1,191,655
                           ----------   ------------
                           ----------   ------------

4. PURCHASES AND SALES OF SECURITIES
For the year ended November 30, 1995, purchases and sales of investment securities, other than short-term securities, were $120,040,265 and $113,021,156, respectively.

5. UNREALIZED APPRECIATION (DEPRECIATION) AND COST OF INVESTMENTS FOR
   FEDERAL INCOME TAX PURPOSES
At November 30, 1995, the cost of investments for Federal income tax purposes was $153,142,786. Aggregate gross unrealized appreciation (all investments in which there is an excess of value over tax cost) amounted to $37,507,938 and aggregate unrealized depreciation (all investments in which there is an excess of tax cost over value) amounted to $5,440,911 resulting in net unrealized appreciation of $32,067,027.

FINANCIAL HIGHLIGHTS
Oppenheimer Quest Global Value Fund, Inc.

For a share outstanding throughout each period:

                                        Income from Investment Operations                       Dividends and Distributions
                               ----------------------------------------------------    ---------------------------------------------
                                                              Net                                      Distributions
                                                           Realized                     Dividends           to
                                                              and                           to         Shareholders
                               Net Asset       Net        Unrealized                   Shareholders      from Net
                                Value,      Investment    Gain (Loss)    Total from      from Net        Realized          Total
                               Beginning      Income          on         Investment     Investment       Gain on       Dividends and
                               of Period      (Loss)      Investments    Operations       Income       Investments     Distributions
                               ---------    ----------    -----------    ----------    ------------    ------------    -------------
CLASS A
  Year Ended November 30,
    1995*...................    $ 14.16       $ 0.11        $  2.45        $ 2.56             --          $(1.23)         $ (1.23)
    1994....................    $ 13.54       $ 0.01        $  1.10        $ 1.11             --          $(0.49)         $ (0.49)
    1993....................    $ 12.30           --        $  2.26        $ 2.26         $(0.12)         $(0.90)         $ (1.02)
    1992....................    $ 11.25       $ 0.12        $  0.93        $ 1.05             --              --               --
    1991....................    $ 10.57       $(0.04)       $  0.85        $ 0.81         $(0.05)         $(0.08)         $ (0.13)
CLASS B
  Year Ended November 30,
    1995*...................    $ 14.07       $ 0.02        $  2.44        $ 2.46             --          $(1.23)         $ (1.23)
    1994....................    $ 13.52       $(0.06)       $  1.10        $ 1.04             --          $(0.49)         $ (0.49)
  September 2, 1993(4) to
    November 30, 1993.......    $ 13.75(3)    $(0.02)       $ (0.21)       $(0.23)            --              --               --
CLASS C
  Year Ended November 30,
    1995*...................    $ 14.06       $ 0.00        $  2.43        $ 2.43             --          $(1.23)         $ (1.23)
    1994....................    $ 13.52       $(0.08)       $  1.11        $ 1.03             --          $(0.49)         $ (0.49)
  September 2, 1993(4) to
    November 30, 1993.......    $ 13.75(3)    $(0.02)       $ (0.21)       $(0.23)            --              --               --

(1) Average net assets for the year ended November 30, 1995 for Class A, Class B and Class C were $154,287,854, $13,907,831 and $3,834,163, respectively.

(2) During the periods noted above, the Adviser voluntarily waived a portion of its fees. If such waivers had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income (loss) to average net assets for Class A would have been 1.93% and 0.04%, respectively, for the year ended November 30, 1994, 1.91% and (0.11)%, respectively, for the year ended November 30, 1993 and 1.84% and 0.64%, respectively, for the year ended November 30, 1992. The ratios of net operating expenses to average net assets and the ratios of net investment income (loss) to average net assets would have been 2.51% and (0.45)%, respectively, for Class B and 2.66% and (0.59)%, respectively, for Class C, for the year ended November 30, 1994 and 2.32% and (0.82)%, annualized, respectively, for Class B and 2.35% and (0.78)%, annualized, respectively, for Class C, for the period September 2, 1993 (initial offering) to November 30, 1993.

(3) Initial offering price.

(4) Initial offering of Class B and Class C shares, respectively.

(5) Annualized.

 * Based on average shares outstanding for the period.

 ** Assumes reinvestment of all dividends and distributions, but does not reflect deductions for sales charges. Aggregate (not annualized) total return is shown for any period shorter than a year.

See accompanying Notes to Financial Statements.

20


                                                               Ratios
                                             ------------------------------------------
                                              Ratio of       Ratio of Net
                                                Net           Investment
Net Asset                     Net Assets     Operating          Income
 Value,                         End of        Expenses          (Loss)         Portfolio
 End of        Total            Period       to Average       to Average       Turnover
 Period       Return**         (000's)       Net Assets       Net Assets         Rate
---------     --------        ----------     ----------      ------------      --------


 $ 15.49        19.75%         $161,693         1.88%(1)          0.77%(1)        76%
 $ 14.16         8.37%         $148,044         1.92%(2)          0.05%(2)        70%
 $ 13.54        19.72%         $135,616         1.76%(2)          0.04%(2)        46%
 $ 12.30         9.33%         $111,207         1.76%(2)          0.72%(2)        62%
 $ 11.25         7.72%         $ 46,937         2.09%            (0.27)%          41%

 $ 15.30        19.12%         $ 16,980         2.47%(1)          0.16%(1)        76%
 $ 14.07         7.84%         $ 10,268         2.50%(2)         (0.44)%(2)       70%

 $ 13.52        (1.67)%        $  1,676         2.26%(2,5)       (0.76)%(2,5)     46%

 $ 15.26        18.90%         $  4,373         2.60%(1)          0.03%(1)        76%
 $ 14.06         7.77%         $  2,415         2.66%(2)         (0.59)%(2)       70%

 $ 13.52        (1.67)%        $    244         2.26(2,5)        (0.69)%(2,5)     46%

REPORT OF INDEPENDENT ACCOUNTANTS
Oppenheimer Quest Global Value Fund, Inc.

To the Shareholders and Board of Directors of Oppenheimer Quest Global Value Fund, Inc.
(formerly, Quest for Value Global Equity Fund, Inc.):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Oppenheimer Quest Global Value Fund, Inc. (the 'Fund') at November 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
January 10, 1996

TAX INFORMATION (Unaudited)
Oppenheimer Quest Global Value Fund, Inc.

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (November 30, 1995) as to the Federal tax status of dividends and distributions received by shareholders during such fiscal year. Accordingly, we are advising you that during the fiscal year ended November 30, 1995, the Fund paid per share dividends and distributions to shareholders as follows:

                                                              Taxable as Ordinary Income
                                                            -------------------------------
                                                            Net Investment     Short-Term        Long-Term
                                                                Income        Capital Gains    Capital Gains
                                                            --------------    -------------    -------------

Class A..................................................       --               $0.3737          $0.8544
Class B..................................................       --                0.3737           0.8544
Class C..................................................       --                0.3737           0.8544

Since the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 1995. In January 1996, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the dividends and distributions received by you in calendar year 1995. The amounts that will be reported will be the amounts to use on your 1995 Federal income tax return and probably will differ from the amounts which we must report for the Fund's fiscal year ended November 30, 1995.

Dividends paid by the Fund during the fiscal year ended November 30, 1995 which are not designated as capital gain distributions should be multiplied by 29.7% to arrive at the net amount eligible for the corporate dividend-received deduction.

Shareholders are advised to consult with their own tax advisers as to the Federal, state and local tax status of the Fund's income dividends and realized gain distributions received.

OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

    Directors and Officers
    Bridget A. Macaskill, President
    Paul Y. Clinton, Director
    Thomas W. Courtney, Director
    Lacy B. Herrmann, Director
    George Loft, Director
    Robert C. Doll, Jr., Vice President
    George C. Bowen, Treasurer
    Robert J. Bishop, Assistant Treasurer
    Scott Farrar, Assistant Treasurer
    Andrew J. Donohue, Secretary
    Robert G. Zack, Assistant Secretary
    Investment Adviser
    OppenheimerFunds, Inc.
    Sub-Adviser
    OpCap Advisors
    Distributor
    OppenheimerFunds Distributor, Inc.
    Transfer and Shareholder Servicing Agent
    OppenheimerFunds Services
    Custodian
    State Street Bank and Trust Company

    This is a copy of a report to shareholders of Oppenheimer Quest Global Value Fund, Inc. This report must be preceded or accompanied by a Prospectus of Oppenheimer Quest Global Value Fund, Inc. For material information concerning the Fund, see the Prospectus.

    Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.


RA0254.001.0196 [Logo]  Printed on recycled paper


                  1995 ANNUAL REPORT

 -------------------------------------------------------------------------------
                  OPPENHEIMER


                  QUEST GLOBAL
                  VALUEFUND,INC.
                  NOVEMBER 30, 1995

[OPPENHEIMER FUNDS LOGO]